Investment Objectives and Goals - FPA Queens Road Value ETF	Sep. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The FPA Queens Road Value ETF (the “Fund”) seeks long-term capital growth.